Financial liabilities - Disclosure of Schedule for the Contractual Flows of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	€ 2,102	€ 30,748	€ 2,142
Financial liabilities – non-current portion	40,149	13,503	16,945
BPI PTZI IPH41
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	0	0	150
Financial liabilities – non-current portion	0	0	0
BPI Refundable advance - FORCE
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	0	0	0
Financial liabilities – non-current portion	0	0	1,454
State guaranteed loan Société Générale
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	0	20,000	0
Financial liabilities – non-current portion	20,000	0	0
State guaranteed loan BNP Paribas
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	0	8,700	0
Financial liabilities – non-current portion	8,700	0	0
State guaranteed loans - accrued interest
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	15	0	0
Financial liabilities – non-current portion	0	0	0
Lease finance obligations – Rent Le Virage
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	532	522	511
Financial liabilities – non-current portion	820	1,352	1,876
Lease liabilities – Premises Innate Inc
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	90	74	72
Financial liabilities – non-current portion	255	317	375
Lease finance obligations – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	177	177	175
Financial liabilities – non-current portion	110	287	463
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	16	23	13
Financial liabilities – non-current portion	17	30	8
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	9	8	6
Financial liabilities – non-current portion	18	26	35
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	55	55	55
Financial liabilities – non-current portion	99	154	208
Loans - Building
Disclosure of financial liabilities [Line Items]
Financial liabilities – current portion	1,210	1,187	1,161
Financial liabilities – non-current portion	€ 10,128	€ 11,338	€ 12,526